Intangible Assets - Schedule of Other Intangibles (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Other intangibles at beginning of period	£ 342	£ 443
Additions	112	84
Disposals	0	(1)
Charge	(100)	(158)
Impairment	(3)	(26)
Other intangibles at end of period	351	342
Cost
Disclosure of detailed information about intangible assets [line items]
Other intangibles at beginning of period	1,334	1,304
Additions	112	84
Disposals	(185)	(54)
Charge	0	0
Impairment	0	0
Other intangibles at end of period	1,261	1,334
Accumulated amortisation/ impairment
Disclosure of detailed information about intangible assets [line items]
Other intangibles at beginning of period	(992)	(861)
Additions	0	0
Disposals	185	53
Charge	(100)	(158)
Impairment	(3)	(26)
Other intangibles at end of period	£ (910)	£ (992)